Share-based awards (Details) - Schedule of compensation expense recognized for share-based awards - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense recognized	$ 3,098	$ 8,757	$ 50,607
Restricted Shares [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense recognized	1,006	5,573
Share Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense recognized	$ 2,092	$ 3,184	$ 50,607